Borrowings - Schedule of Key Inputs for Valuation of Warrant Obligation (Details) - Warrant obligation:	Jun. 30, 2024 year $ / shares	May 02, 2024 $ / shares year
Exercise price in USD
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Key inputs for valuations	5.00	5.00
Share price in USD
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Key inputs for valuations	4.58	5.08
Risk-free interest rate
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Key inputs for valuations	0.0431	0.0453
Expected volatility (annualized)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Key inputs for valuations	0.7367	0.7177
Expected term (years)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Key inputs for valuations | year	9.84	10.00
Dividend yield
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Key inputs for valuations	0	0
Black-Scholes value in USD
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Key inputs for valuations	3.62	4.06